Trade Payable (Tables)	12 Months Ended
Mar. 31, 2025
Trade payables.
Schedule of trade payables

	At March 31,
	2025	2024	2023
	€M	€M	€M
Trade payables - Current	702.0	792.2	1,065.5
	702.0	792.2	1,065.5